Cover	Aug. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2026
Entity File Number	000-56844
Entity Registrant Name	ROCKY MOUNTAINS GROUP LTD
Entity Central Index Key	0002034288
Entity Tax Identification Number	93-2609396
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	E 242 Bucklands Beach Road
Entity Address, Address Line Two	Bucklands Beach
Entity Address, City or Town	Auckland
Entity Address, Country	NZ
Entity Address, Postal Zip Code	2012
City Area Code	(+86)
Local Phone Number	18217730216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false